                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 ______________________________________________________________________________
 1. Name and address of issuer:
                               EMERALD FUNDS
                               3435 STELZER RD.
                               COLUMBUS, OHIO 43219

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

                               SEE ATTACHED PAGE(1)

 ______________________________________________________________________________
 3. Investment Company Act File Number:     811-05515

    Securities Act File Number:             33-20658
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                               NOVEMBER 30, 1996
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable:


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                               NONE

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                               NONE

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                   8,942,570,251 Price
                                   8,656,275,368 Shares

  _____________________________________________________________________________
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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                   8,942,570,251 Price
                                   8,656,275,368 Shares

 ______________________________________________________________________________
 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                              66,946,720 Price
                                              33,500,158 Shares
 ______________________________________________________________________________
 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during          8,942,570,251
         the fiscal year in reliance on rule 24F-2:         ___________________

    (ii) Aggregate price of shares issued in connection             66,946,720
         with dividend reinvestment plans:                  ___________________

   (iii) Aggregate price of shares redeemed or repurchased       8,436,377,502
         during the fiscal year:                            ___________________

    (iv) Aggregate price of shares redeemed or repurchased                   0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24E-2:

     (v) Net aggregate price of securities sold and issued         573,139,469
         during the fiscal year in reliance on rule 24F-2:  ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or               /3300
         regulation:                                        ___________________

   (vii) Fee Due:                                                   173,678.63
                                                           ___________________

_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures

                                                             /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                             01/28/97
_______________________________________________________________________________

                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Martin R. Dean
                           -----------------------------------------------

                           Martin R. Dean, Treasurer
                           -----------------------------------------------

  Date   January 27, 1997
      ------------------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________
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EMERALD FUNDS


PRIME (RETAIL SHARES)
PRIME (SERVICE SHARES)
PRIME (INSTITUTIONAL SHARES)

TREASURY (RETAIL SHARES)
TREASURY (SERVICE SHARES)
TREASURY (INSTITUTIONAL SHARES)

TAX EXEMPT (RETAIL SHARES)
TAX EXEMPT (SERVICE SHARES)
TAX EXEMPT (INSTITUTIONAL SHARES)

PRIME TRUST

TREASURY TRUST

EQUITY (RETAIL SHARES, CLASS A AND CLASS B)
EQUITY (INSTITUTIONAL SHARES)

U.S. GOVERNMENT SECURITIES (RETAIL SHARES, CLASS A AND CLASS B)
U.S. GOVERNMENT SECURITIES (INSTITUTIONAL SHARES)

FLORIDA TAX EXEMPT (RETAIL SHARES, CLASS A AND CLASS B)
FLORIDA TAX EXEMPT (INSTITUTIONAL SHARES)

SMALL CAPITALIZATION (RETAIL SHARES, CLASS A AND CLASS B)
SMALL CAPITALIZATION (INSTITUTIONAL SHARES)

MANAGED BOND (RETAIL SHARES, CLASS A AND CLASS B)
MANAGED BOND (INSTITUTIONAL SHARES)

SHORT-TERM FIXED INCOME (RETAIL SHARES, CLASS A AND CLASS B)
SHORT-TERM FIXED INCOME (INSTITUTIONAL SHARES)

BALANCED (RETAIL SHARES, CLASS A AND CLASS B)
BALANCED (INSTITUTIONAL SHARES)

INTERNATIONAL EQUITY (RETAIL SHARES, CLASS A AND CLASS B)
INTERNATIONAL EQUITY (INSTITUTIONAL SHARES)

EQUITY VALUE (RETAIL SHARES, CLASS A AND CLASS B)
EQUITY VALUE (INSTITUTIONAL SHARES)

                                January 27, 1997


Emerald Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035


          Re:  Rule 24f-2 Notice for Emerald Funds
               (Registration No. 33-20658)
               -----------------------------------

Ladies and Gentlemen:

     We have acted as counsel for Emerald Funds, a Massachusetts business trust (the "Trust"), in connection with the registration of its Class A-1 Shares representing interests in its Treasury Advantage Institutional Fund Portfolio (formerly the Treasury Trust Fund Portfolio); its Class B-1 Shares representing interests in its Prime Advantage Institutional Fund Portfolio (formerly the Prime Trust Fund Portfolio); its Class D-1 Shares, Class D-2 Shares and
Class D-3 Shares representing interests in its Treasury Fund Portfolio; its Class E-1 Shares, Class E-2 Shares and Class E-3 Shares representing interests in its Prime Fund Portfolio; its Class F-1 Shares, Class F-2 Shares and
Class F-3 Shares representing interests in its Tax-Exempt Fund Portfolio; its Class G-1 Shares, Class G-2 Shares and Class G-3 Shares representing interests in its Equity Fund Portfolio; its Class H-1 Shares, Class H-2 Shares and
Class H-3 Shares representing interests in its U.S. Government Securities Fund Portfolio; its Class I-1 Shares, Class I-2 Shares and Class I-3 Shares representing interests in its Florida Tax-Exempt Fund Portfolio; its Class J-1 Shares, Class J-2 Shares and Class J-3 Shares representing interests in its Small Capitalization Fund Portfolio; its Class K-1 Shares, Class K-2 Shares and Class K-3 Shares representing interests in its Short-Term Fixed Income
Fund Portfolio; its Class L-1 Shares, Class L-2 Shares and Class L-3 Shares representing interests in its Managed Bond Fund Portfolio; its Class M-1
Shares, Class M-2 Shares and Class M-3 Shares representing interests in its Balanced Fund Portfolio; its Class N-1 Shares, Class N-2 Shares and Class N-3 Shares representing interests in its International Equity Fund Portfolio; and its Class O-1 Shares, Class O-2 Shares and Class O-3 Shares representing interests in its Equity Value Fund Portfolio (collectively, the "Shares"), under the Securities Act of 1933,

Emerald Funds                          -2-                      January 27, 1997


as amended. During the Trust's fiscal year ended November 30, 1996, all of the foregoing Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of Shares, par value of $.001, of each of the aforesaid classes.

     We have reviewed the Trust's Agreement and Declaration of Trust, its Code of Regulations, as amended, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have deemed appropriate. We have also consulted with Massachusetts counsel as to matters arising under Massachusetts law.

     On the basis of the foregoing, we are of the opinion that the foregoing Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Trust's prospectuses, validly issued, fully paid and non-assessable by the Trust.

     With respect to the opinion stated above, we wish to point out that the shareholders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for that purpose.

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.


                                                  Very truly yours,

                                                  /s/ DRINKER BIDDLE & REATH
                                                  -----------------------------
                                                  DRINKER BIDDLE & REATH